Equity Compensation - Additional Information (Details) $ in Thousands				12 Months Ended
	Jan. 01, 2020 shares	Oct. 08, 2019 USD ($) shares	Aug. 21, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Oct. 08, 2019 CAD ($)	Aug. 21, 2018 CAD ($)	Dec. 31, 2017 shares
Disclosure Of Equity Compensation [Line Items]
Stock options granted | shares						90,000	90,000
Weighted average share price at the time of exercise of options					$ 4.73		$ 5.52
Stock-based compensation expense				$ 4,119		$ 4,592
Share Transactions
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	118,000
Number of shares issued | shares	121,000
Number of cashless stock options exercised | shares	147,000
Directors, Officers and Employees
Disclosure Of Equity Compensation [Line Items]
Stock options granted | shares				0	0	90,000	90,000
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				955,000	955,000	246,000	246,000
Number of RSUs converted into shares | shares				2,388,000		1,668,000				1,550,000
Restricted Share Units | Share Transactions
Disclosure Of Equity Compensation [Line Items]
Number of RSUs converted into shares | shares	3,000
Restricted Share Units | Operating Expense
Disclosure Of Equity Compensation [Line Items]
Fair value of share units recorded as a share-based payments expense				$ 2,252		$ 939
Restricted Share Units | 2020
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				981
Restricted Share Units | 2021
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				404
Restricted Share Units | 2022
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				$ 140
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				135,000	135,000	87,000	87,000
Fair value of shares granted				$ 611		$ 497
Number of RSUs converted into shares | shares				228,000		128,000				41,000
Cashless Exercise Provision Stock Option Plan
Disclosure Of Equity Compensation [Line Items]
Stock-based compensation expense				$ 239		$ 3,172
Cashless Exercise Provision Stock Option Plan | Inventory
Disclosure Of Equity Compensation [Line Items]
Stock-based compensation expense				0		4
Cashless Exercise Provision Stock Option Plan | Production Costs
Disclosure Of Equity Compensation [Line Items]
Stock-based compensation expense				$ 4		$ 62
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		323,000	699,000	323,000	323,000	699,000	699,000
Performance based restricted share units vesting description			All PSUs vest on the third anniversary of the grant date.
Fair value per PSUs granted		$ 1,513	$ 4,030					$ 6,250	$ 8,500
Rate of earnings on TSR during year 1				20.00%	20.00%
Rate of earnings on TSR during year 2				20.00%	20.00%
Rate of earnings on TSR during year 3				20.00%	20.00%
Rate of earnings on TSR during 1-3 years				40.00%	40.00%
Number of RSUs converted into shares | shares				1,010,000		699,000
Performance Share Units | Operating Expense
Disclosure Of Equity Compensation [Line Items]
Fair value of share units recorded as a share-based payments expense				$ 1,628		$ 481
Performance Share Units | 2020
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				1,771
Performance Share Units | 2021
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				1,275
Performance Share Units | 2022
Disclosure Of Equity Compensation [Line Items]
Fair value of share units previously granted but not yet vested				$ 352
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of outstanding common shares reserved for issuance				10.00%	10.00%
Maximum term for stock option granted				5 years	5 years
Equity Incentive Plan | Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares				955,000	955,000
Fair value of shares granted				$ 4,613		$ 1,048